Note 9 - Share Capital - Stock Option Transactions (Details)	3 Months Ended		6 Months Ended
	Apr. 30, 2023 $ / shares	Apr. 30, 2022 $ / shares	Apr. 30, 2023 $ / shares	Apr. 30, 2022 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	963,276	953,730	965,766	40,000
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.53	$ 15.53	$ 15.53	$ 7.00
Granted	0	0	1,500	913,730
Granted, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 15.90	$ 15.90
Exercised	0	0	0	0
Exercised, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Forfeited/cancelled	(10,500)	0	(14,490)	0
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 15.90	$ 0	$ 15.90	$ 0
Expired	0	0	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Outstanding, end of period	952,776	953,730	952,776	953,730
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.53	$ 15.53	$ 15.53	$ 15.53